Cover	Mar. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2025
Entity File Number	333-281068
Entity Registrant Name	Windstream Parent, Inc.
Entity Central Index Key	0002020795
Entity Tax Identification Number	99-2892631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4005 Rodney Parham Road
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	501
Local Phone Number	748-7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false